Consolidated Statements of Changes in Shareholders' Equity (Deficiency)	Issued capital [member] CAD ($) shares	Issued capital [member] USD ($) shares	Commitment To Issue Shares [Member] CAD ($)	Rreserves [member] CAD ($)	Accumulated Other Comprehensive Income CAD ($)	Deficit CAD ($)	Non-controlling Interests CAD ($)	CAD ($) shares
Beginning Balance at Nov. 30, 2016	$ 1,081,000			$ 14,397		$ (1,393,782)		$ (298,385)
Beginning Balance, Shares at Nov. 30, 2016 | shares	1,845,237	1,845,237
Statement Line Items [Line Items]
Shares issued for private placement - cash	$ 499,615							499,615
Shares issued for private placement - cash, Shares | shares	124,434	124,434
Shares issued for finder fees	$ 24,600							24,600
Shares issued for finder fees, Shares | shares	4,000	4,000
Shares issued pursuant to exercise of warrants	$ 17,812							17,812
Shares issued pursuant to exercise of warrants, Shares | shares	4,750	4,750
Shares issued pursuant to exercise of stock options	$ 123,000			(48,000)				75,000
Shares issued pursuant to exercise of stock options (in shares) | shares	20,000	20,000
Share subscription received			168,550					168,550
Shares issued to settle debt	$ 642,973							642,973
Shares issued to settle debt, Shares | shares	179,294	179,294
Shares issued for intangible assets
Units issued for conversion of convertible debentures	$ 2,040,346			(244,890)				1,795,456
Units issued for conversion of convertible debentures, Shares | shares	1,000,167	1,000,167
Residual value of warrants issued for conversion of convertible debentures	$ (30,779)			30,779
Shares issued for services	$ 73,980							73,980
Shares issued for services, Shares | shares	17,222	17,222
Subscriptions reclassified to payables			(12,550)					(12,550)
Convertible debenture - equity portion				435,074				435,074
Share issue costs	(24,600)							(24,600)
Share-based compensation				576,000				576,000
Loss for the year						(1,928,870)		(1,928,870)
Ending Balance at Nov. 30, 2017	$ 2,364,400		168,550	542,397		(3,322,652)		(247,305)
Ending Balance, Shares at Nov. 30, 2017 | shares	2,177,715	2,177,715
Statement Line Items [Line Items]
Shares issued pursuant to acquisition agreement	$ 415,000							415,000
Shares issued pursuant to acquisition agreement, Shares | shares	66,667	66,667
Non-controlling interest acquired							1,684,615	1,684,615
Eliminate capital stock of Liquid Media Group (Canada) Ltd., Shares | shares	(2,244,381)	(2,244,381)
Opening balance of Liquid Media Group Ltd., Shares | shares	560,410	560,410
Issuance of shares to former shareholders of Liquid Canada	$ 4,277,319			96,303				4,373,622
Issuance of shares to former shareholders of Liquid Canada, Shares | shares	1,288,497	1,288,497
Shares issued for cash	$ 4,157,760							4,157,760
Shares issued for cash, Shares | shares	800,000	800,000
Shares issued for license fees	$ 4,880,639							$ 4,880,639
Shares issued for license fees, Shares | shares	888,000	888,000						888,000
Shares issued to settle debt	$ 623,771							$ 623,771
Shares issued to settle debt, Shares | shares	113,764	113,764
Shares issued for intangible assets	$ 1,469,456							1,469,456
Shares issued for intangible assets, Shares | shares	268,000	268,000
Shares issued for commitment	$ 156,000		(156,000)
Shares issued for commitment, Shares | shares	28,451	28,451
Shares issued for share issuance costs	$ (448,145)			24,774				(423,371)
Shares issued for share issuance costs, Shares | shares	10,000	10,000
Shares issued for services
Share issue costs	$ (23,200)							(23,200)
Warrants exercised for cash	$ 159,601		(4,000)	(2,986)				152,615
Warrants exercised for cash, Shares | shares	52,985	52,985
Warrants exercised for shares to be issued			4,000					4,000
Share-based compensation				111,135				111,135
Foreign exchange on translation					282,082		116,810	398,892
Loss for the year						(7,537,749)	37,516	(7,500,233)
Ending Balance at Nov. 30, 2018	$ 18,032,601		12,550	771,623	282,082	(10,860,401)	1,838,941	10,077,396
Ending Balance, Shares at Nov. 30, 2018 | shares	4,010,108	4,010,108
Statement Line Items [Line Items]
Shares issued for license fees								4,880,639
Shares issued to settle debt	$ 634,175							634,175
Shares issued to settle debt, Shares | shares	159,873	159,873
Shares issued for intangible assets
Shares issued for commitment			137,197					137,197
Units issued for conversion of convertible debentures								2,040,346
Shares issued for services								73,980
Warrants exercised for cash	$ 368,617							368,617
Warrants exercised for cash, Shares | shares	158,291	158,291
Share-based compensation				1,173,512				1,173,512
Foreign exchange on translation					21,383		(8,608)	12,775
Loss for the year						(7,581,384)	(43,932)	(7,625,316)
Ending Balance at Nov. 30, 2019	$ 21,118,940		$ 137,197	$ 2,166,098	$ 303,465	$ (18,441,785)	$ 1,786,401	$ 7,070,316
Ending Balance, Shares at Nov. 30, 2019 | shares	5,345,661	5,345,661